Segment Reporting - Summary of Gross and Net Written and Earned Premiums, Underwriting Results, Ratios and Reserves for Each of Company's Business Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Gross written premiums	$ 4,609.3	$ 3,967.6	$ 4,338.7
Net written premiums	2,942.6	2,581.9	2,896.0
Gross earned premiums	4,387.8	4,006.8	3,988.0
Net earned premiums	2,889.7	2,614.5	2,688.7
Losses and loss adjustment expenses	1,717.8	1,553.0	1,680.0
Acquisition costs	420.2	380.2	431.8
General and administrative expenses	405.9	354.5	386.5
Underwriting income (loss)	345.8	326.8	190.4
Corporate and other expenses	(97.3)	(114.0)	(71.7)
Non-operating expenses (2)	(29.9)	(35.1)	(36.0)
Net investment income (1)	318.0	275.7	188.1
Gain (loss) on investments	52.6	75.9	5.0
Realized and unrealized investment losses	(102.1)	(61.4)	(182.6)
Change in fair value of derivatives	(21.1)	26.1	(80.5)
Interest Expense, Debt	(62.1)	(55.2)	(43.7)
Net realized and unrealized foreign exchange gains	60.2	(36.2)	15.9
Other income	0.0	0.0	8.2
Other expenses	0.0	0.0	20.1
Income (loss) from operations before income taxes	464.1	402.6	(27.0)
Income Tax Expense (Benefit)	22.0	132.1	78.1
Net income/(loss)	486.1	534.7	51.1
Reserve for losses and loss adjustment expenses	8,122.6	7,810.6	7,710.9	$ 7,611.8
Net reserve for losses and LAE at the start of the year	$ 3,950.6	$ 3,232.8	$ 2,813.2	$ 4,313.7
Ratios
Loss ratio	59.40%	59.40%	62.50%
Acquisition cost ratio	14.50%	14.50%	16.10%
General and administrative expense ratio	14.00%	13.60%	14.40%
Expense ratio	28.50%	28.10%	30.50%
Combined ratio	87.90%	87.50%	93.00%
Reinsurance
Segment Reporting Information [Line Items]
Net written premiums	$ 1,275.7	$ 1,098.0	$ 1,426.4
Net earned premiums	1,305.7	1,154.5	1,251.8
Reserve for losses and loss adjustment expenses	1,691.5	1,373.1	1,360.7
Net reserve for losses and LAE at the start of the year	$ 1,691.5	$ 1,373.1	$ 1,360.7
Ratios
Loss ratio	56.80%	52.90%	61.50%
Acquisition cost ratio	17.40%	18.10%	20.20%
General and administrative expense ratio	10.90%	10.40%	11.40%
Expense ratio	28.30%	28.50%	31.60%
Combined ratio	85.10%	81.40%	93.10%
Insurance
Segment Reporting Information [Line Items]
Net written premiums	$ 1,666.9	$ 1,483.9	$ 1,469.6
Net earned premiums	1,584.0	1,460.0	1,436.9
Reserve for losses and loss adjustment expenses	2,259.1	1,859.7	1,452.5
Net reserve for losses and LAE at the start of the year	$ 2,259.1	$ 1,859.7	$ 1,452.5
Ratios
Loss ratio	61.60%	64.50%	63.30%
Acquisition cost ratio	12.20%	11.80%	12.50%
General and administrative expense ratio	16.70%	16.00%	17.00%
Expense ratio	28.90%	27.80%	29.50%
Combined ratio	90.50%	92.30%	92.80%
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Gross written premiums	$ 1,885.8	$ 1,521.0	$ 1,807.0
Net written premiums	1,275.7	1,098.0	1,426.4
Gross earned premiums	1,822.1	1,562.0	1,617.2
Net earned premiums	1,305.7	1,154.5	1,251.8
Losses and loss adjustment expenses	741.3	611.1	770.3
Acquisition costs	227.0	208.6	252.4
General and administrative expenses	141.7	120.6	142.5
Underwriting income (loss)	195.7	214.2	86.6
Operating Segments | Insurance
Segment Reporting Information [Line Items]
Gross written premiums	2,723.5	2,446.6	2,531.7
Net written premiums	1,666.9	1,483.9	1,469.6
Gross earned premiums	2,565.7	2,444.8	2,370.8
Net earned premiums	1,584.0	1,460.0	1,436.9
Losses and loss adjustment expenses	976.5	941.9	909.7
Acquisition costs	193.2	171.6	179.4
General and administrative expenses	264.2	233.9	244.0
Underwriting income (loss)	$ 150.1	$ 112.6	$ 103.8